CONSOLIDATED STATEMENT OF CASH FLOWS € in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit/(Loss) for the period		€ (115,192)	€ (12,247)	€ (101,429)
Gain from sale of Priority Review Voucher, net		0	(90,833)	0
Adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations		64,649	48,979	44,984
Changes in non-current operating assets and liabilities		1,323	(180)	514
Changes in working capital		(1,471)	(11,394)	(145,578)
Cash used in operations		(50,691)	(65,674)	(201,509)
Income tax paid		(2,203)	(1,545)	(1,236)
NET CASH GENERATED FROM/(USED IN) OPERATING ACTIVITIES		(52,894)	(67,218)	(202,744)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash acquired		0	0	(10,951)
Purchases of property, plant and equipment		(4,420)	(13,865)	(14,231)
Proceeds from sale of property, plant and equipment		128	165	111
Purchases of intangible assets		(61)	(2,579)	(81)
Proceeds from assets classified as held for sale		0	0	3,358
Proceeds from sale of Priority Review Voucher		0	90,833	0
Proceeds from sale and purchase of MMF investments		841	0	0
Interest received		1,803	2,362	1,210
NET CASH GENERATED FROM/(USED IN) INVESTING ACTIVITIES		(1,709)	76,916	(20,585)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds/(payments) from issuance of common stock, net of costs of equity transactions		30,003	57,139	(240)
Proceeds from borrowings, net of transaction costs		174,401	(34)	81,111
Repayment of borrowings		(171,632)	(3,734)	(2,097)
Payment of lease liabilities		(2,708)	(2,719)	(3,127)
Interest paid	[1]	(30,686)	(19,969)	(12,567)
NET CASH GENERATED FROM FROM/(USED IN) FINANCING ACTIVITIES		(621)	30,682	63,081
NET CHANGE IN CASH AND CASH EQUIVALENTS		(55,224)	40,380	(160,248)
Cash and cash equivalents at beginning of the year		168,271	126,080	286,532
Exchange gains/(losses) on cash		(3,397)	1,811	(204)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD		€ 109,650	€ 168,271	€ 126,080

[1]	Cash flows relating to the interest on the lease liabilities amounted to €0.8 million as at December 31, 2025 (2024: €0.8 million and 2023: €1.2 million)